Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in millions)
Fixed maturity securities:
U.S. government and government agencies and authorities	$1.9	$1.8	$1.8
States, municipalities and political subdivisions	0.5	0.5	0.5
Foreign governments	0.2	0.2	0.2
Asset backed securities	0.1	0.1	0.1
Residential mortgage-backed	4.8	4.1	4.1
U.S. corporate	2.1	2.2	2.2
Foreign corporate	0.4	0.4	0.4
Total fixed maturity securities	10.0	9.3	9.3
Short-term investments	1.6	1.6	1.6
Total investments	$11.6	$10.9	$10.9